TAXATION - Additional Information - Hong Kong (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 HKD ($)
TAXATION
Statutory income tax rate (in percent)	25.00%
Hong Kong
TAXATION
Statutory income tax rate (in percent)	16.50%
Preferential income tax rate	8.25%
Assessable profits threshold for preferential income tax rate	$ 2